Note Q - Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Condensed Balance Sheet [Table Text Block]
	Years ended December 31:
Assets	2016	2015
Cash and cash equivalents	$2,747	$2,233
Investment in subsidiaries	115,057	96,759
Notes receivable – subsidiaries	3,420	3,881
Other assets	52	63
Total assets	$121,276	$102,936

Liabilities
Notes payable	$7,882	$3,918
Subordinated debentures	8,500	8,500
Other liabilities	366	48
Total liabilities	16,748	12,466

Shareholders’ Equity
Total shareholders’ equity	104,528	90,470
Total liabilities and shareholders’ equity	$121,276	$102,936

Condensed Income Statement [Table Text Block]
	Years ended December 31:
Income:	2016	2015	2014
Interest on notes	$52	$53	$84
Other operating income	----	----	34
Dividends from subsidiaries	6,900	3,500	3,500
Gain on sale of ProAlliance Corporation	----	----	810

Expenses:
Interest on notes	136	53	84
Interest on subordinated debentures	204	170	165
Operating expenses	667	345	384
Income before income taxes and equity in undistributed earnings of subsidiaries..	5,945	2,985	3,795
Income tax benefit	256	167	(108)
Equity in undistributed earnings of subsidiaries	719	5,422	4,386
Net Income	$6,920	$8,574	$8,073

Condensed Cash Flow Statement [Table Text Block]
	Years ended December 31:
Cash flows from operating activities:	2016	2015	2014
Net Income	$6,920	$8,574	$8,073
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on sale of ProAlliance Corporation	----	----	(810)
Equity in undistributed earnings of subsidiaries	(719)	(5,422)	(4,386)
Common stock issued to ESOP	575	----	351
Change in other assets	11	(16)	323
Change in other liabilities	318	(141)	(334)
Net cash provided by operating activities	7,105	2,995	3,217

Cash flows from investing activities:
Cash paid for Milton Bancorp, Inc. acquisition	(7,431)	----	----
Proceeds from sale of ProAlliance Corporation	----	----	810
Investment in OVBC Captive	----	----	(250)
Change in notes receivable	461	(100)	(262)
Net cash provided by (used in) investing activities	(6,970)	(100)	298

Cash flows from financing activities:
Change in notes payable	3,964	128	262
Proceeds from common stock through dividend reinvestment	----	----	103
Cash dividends paid	(3,585)	(3,665)	(3,441)
Net cash provided by (used in) financing activities	379	(3,537)	(3,076)

Cash and cash equivalents:
Change in cash and cash equivalents	514	(642)	439
Cash and cash equivalents at beginning of year	2,233	2,875	2,436
Cash and cash equivalents at end of year	$2,747	$2,233	$2,875